Expense Example	Jan. 31, 2026 USD ($)
American Beacon Select Funds | American Beacon AHL Trend ETF | American Beacon AHL Trend ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | American Beacon GLG Natural Resources ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871